Victory Portfolios

3435 Stelzer Road

Columbus, Ohio 43219

November 2, 2015

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Victory Portfolios
File Nos. 33-8982; 811-4852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the form of prospectus of the Victory INCORE Total Return Bond Fund, Victory Munder Mid-Cap Core Growth Fund, Victory Integrity Small-Cap Value Fund, Victory Trivalent Emerging Markets Small-Cap Fund, Victory Munder Multi-Cap Fund, Victory Munder Index 500 Fund, Victory Integrity Mid-Cap Value Fund, Victory Integrity Small/Mid-Cap Value Fund, Victory Trivalent International Fund—Core Equity, Victory Trivalent International Small-Cap Fund, Victory Integrity Discovery Fund and Victory Munder Small Cap Growth Fund, each a series of the Registrant, and the form of statement of additional information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 129 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2015 accession number 0001104659-15-073617.

If you have any questions or comments regarding this filing, please call me at 216-898-2411 or Jay G. Baris of Morrison & Foerster LLP at 212-468-8053.

Very truly yours,

Victory Portfolios

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President